Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consists of the following:

	For the Years Ended December 31,
	2023		2022
Statutory federal income tax benefit	$(3,025,315)	21.0%	$(3,248,385)	21.0%
State taxes, net of federal tax benefit	(219,705)	1.5%	(327,095)	2.1%
Change in valuation allowance	2,079,231	-14.4%	1,435,041	-9.3%
Change in state tax rate	462,709	-3.2%	13,055	-0.1%
Change in fair value estimates	(2,050,026)	14.2%	1,610,993	-10.4%
Non-deductible interest-IRC 163(j)	738,993	-5.1%	-	0.0%
Non-deductible transaction/restructuring costs	1,313,792	-9.1%	-	0.0%
Nondeductible warrant issuance expense	552,321	-3.8%	-	0.0%
Other non-deductible expenses	148,000	-1.0%	516,391	-3.3%
Effective tax rate	$-	0.0%	$-	0.0%

Schedule of Components of Income Tax Provision (Benefit)	The components of income tax provision (benefit) are as follows:
As of December 31,
	2023	2022
Federal:
Current	$-	$-
Deferred	-	-
State and Local:
Current	-	-
Deferred	-	-
Total	$-	$-

Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	$6,368,669	$3,744,512
Contribution carryforwards	24,626	20,837
Stock-based compensation	155,404	25,216
Accrual to cash adjustment	1,299	482,109
Startup costs	1,816,143	-
Lease Liabilities	52,805	119,971
Right of use assets	(30,236)	(71,024)
Capitalized R&D costs (Sec. 174)	798,802	451,195
Other	(3,363)	696
	9,184,149	4,773,512
Valuation allowance	(9,184,149)	(4,773,512)
Deferred tax assets, net of allowance	$-	$-